Stock-Based Compensation Plan (Details) - Schedule of option activity with respect to employees and independent directors - Independent Directors Compensation Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation Plan (Details) - Schedule of option activity with respect to employees and independent directors [Line Items]
Number of Shares, Beginning balance	900	900
Average Exercise Price per Share (post-reverse stock split price), Beginning balance		$ 54.3
Weighted Average Remaining Contractual Term in Years, Beginning balance		5 years 4 months 28 days
Number of Shares, Exercisable, Beginning balance	900	900
Average Exercise Price per Share (post-reverse stock split price), Exercisable, Beginning balance	$ 54.3	$ 54.3
Weighted Average Remaining Contractual Term in Years, Exercisable, Beginning balance		5 years 4 months 28 days
Number of Shares, Granted
Average Exercise Price per Share (post-reverse stock split price), Granted
Weighted Average Remaining Contractual Term in Years, Granted
Number of Shares, Exercised
Average Exercise Price per Share (post-reverse stock split price), Exercised
Weighted Average Remaining Contractual Term in Years, Exercised
Number of Shares, Forfeited / Expired	(400)
Average Exercise Price per Share (post-reverse stock split price), Forfeited / Expired	$ 102.0
Weighted Average Remaining Contractual Term in Years, Forfeited / Expired
Number of Shares, Ending balance	500	900
Average Exercise Price per Share (post-reverse stock split price), Ending balance	$ 16.1	$ 54.3
Weighted Average Remaining Contractual Term in Years, Ending balance	6 years 3 months 25 days	4 years 4 months 28 days
Number of Shares, Exercisable, Ending balance	500	900
Average Exercise Price per Share (post-reverse stock split price), Exercisable, Ending balance	$ 54.3	$ 54.3
Weighted Average Remaining Contractual Term in Years, Exercisable, Ending balance	6 years 3 months 25 days	4 years 4 months 28 days